WARRANTY OBLIGATIONS AND OTHER GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2015
Product Warranties Disclosures [Abstract]
Summary of the activity related to warranty obligations
(In thousands)
Balance at December 31, 2012	$1,329
Accruals for warranties issued during the period (benefit from expirations), net	(473)
Settlements made during the period	(239)
Balance at December 31, 2013	$617
Accruals for warranties issued during the period (benefit from expirations), net	(250)
Settlements made during the period	(150)
Balance at December 31, 2014	$217
Accruals for warranties issued during the period (benefit from expirations), net	(19)
Settlements made during the period	(21)
Balance at December 31, 2015	$177